Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

18. Inventories

EURm	2018	2017
Raw materials, supplies and other	462	271
Work in progress	1 398	1 166
Finished goods	1 308	1 209
Total	3 168	2 646

The cost of inventories recognized as an expense during the year and included in the cost of sales is EUR 7 569 million (EUR 7 803 million in 2017 and EUR 7 636 million in 2016).

Movements in allowances for excess and obsolete inventory for the years ended December 31:

EURm	2018	2017	2016
As of January 1	432	456	195
Charged to income statement	153	100	354
Deductions(1)	(64)	(124)	(93)
As of December 31	521	432	456

(1)   Deductions include utilization and releases of allowances.